Deferred Tax Balances (Details) - Schedule of Deferred Tax Liability - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
The balance comprises temporary differences attributable to:
UYBA deferred tax liability	€ 6,647
Total	€ 6,647